Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended				45 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosures regarding the relationship between the executive compensation for our principal executive officers (“PEOs”) and the other named executive officers (the "Non-PEO NEOs") and the Company's performance for the fiscal years listed below. The Compensation and Human Capital Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO 1(1)	Summary Compensation Table Total for PEO 2(1)	Compensation Actually Paid to PEO 1(1)(2)(3)	Compensation Actually Paid to PEO 2(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment based on:(4)		Net Income	Adjusted Operating Income(5)
							TSR	Peer Group TSR
	($)	($)	($)	($)	($)	($)	($)	($)	($ Millions)	($ Millions)
2023	4,350,195	2,674,387	6,224,665	3,424,333	1,574,020	1,947,394	77.31	113.85	(21.8)	204.8
2022	5,268,403	—	133,509	—	1,398,731	449,648	67.09	90.20	(13.2)	175.8
2021	7,276,781	—	7,422,848	—	2,214,526	2,238,161	94.86	117.00	101.9	227.9
2020	4,456,783	—	745,206	—	1,795,952	733,994	94.13	104.39	62.0	160.5

(1)
Boris Elisman was our PEO until September 30, 2023 (“PEO 1”). Thomas W. Tedford has been our PEO since October 1, 2023 (“PEO 2”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2022	2021	2020
Deborah A. O'Connor	Deborah A. O'Connor
	Neal V. Fenwick	Neal V. Fenwick	Neal V. Fenwick
Roxanne Bernstein	Thomas W. Tedford	Thomas W. Tedford	Thomas W. Tedford
Cezary Monko	Cezary Monko	Cezary Monko	Cezary Monko
Patrick H. Buchenroth	Patrick H. Buchenroth	Patrick H. Buchenroth	Patrick H. Buchenroth

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs.
(3)
Compensation Actually Paid reflects total compensation as disclosed in the Summary Compensation Table as adjusted to exclude and include certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO 1	Exclusion of Change in Pension Value for PEO 1	Exclusion of Stock Awards for PEO 1	Inclusion of Pension Service Cost for PEO 1	Inclusion of Equity Values for PEO 1	Compensation Actually Paid to PEO 1
	($)	($)	($)	($)	($)	($)
2023	4,350,195	(9,000)	(2,365,494)	—	4,248,964	6,224,665

Year	Summary Compensation Table Total for PEO 2	Exclusion of Change in Pension Value for PEO 2	Exclusion of Stock Awards for PEO 2	Inclusion of Pension Service Cost for PEO 2	Inclusion of Equity Values for PEO 2	Compensation Actually Paid to PEO 2
	($)	($)	($)	($)	($)	($)
2023	2,674,387	—	(1,282,167)	—	2,032,113	3,424,333

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Pension Service Cost for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)	($)	($)
2023	1,574,020	(8,000)	(606,918)	1,131	987,161	1,947,394

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 1	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 1	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 1	Total - Inclusion of Equity Values for PEO 1
	($)	($)	($)	($)	($)	($)
2023	3,458,112	764,716	—	26,136	—	4,248,964

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2	Total - Inclusion of Equity Values for PEO 2
	($)	($)	($)	($)	($)	($)
2023	1,796,087	225,820	—	10,206	—	2,032,113

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)
2023	862,997	126,421	—	(2,257)	—	987,161

(4)
The Peer Group TSR set forth in this table utilizes the S&P Office Services and Supplies (SuperCap1500) Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P Office Services and Supplies (SuperCap1500) Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined adjusted operating income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted operating income, which is a non-GAAP financial measure, is operating income (loss) excluding restructuring and goodwill impairment charges, the amortization of intangibles, the change in fair value of contingent consideration, non-recurring items, other income/expense and discrete income tax adjustments, including income tax related to the foregoing. See Appendix for further information on how adjusted operating income is derived.

Named Executive Officers, Footnote
(1)
Boris Elisman was our PEO until September 30, 2023 (“PEO 1”). Thomas W. Tedford has been our PEO since October 1, 2023 (“PEO 2”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2022	2021	2020
Deborah A. O'Connor	Deborah A. O'Connor
	Neal V. Fenwick	Neal V. Fenwick	Neal V. Fenwick
Roxanne Bernstein	Thomas W. Tedford	Thomas W. Tedford	Thomas W. Tedford
Cezary Monko	Cezary Monko	Cezary Monko	Cezary Monko
Patrick H. Buchenroth	Patrick H. Buchenroth	Patrick H. Buchenroth	Patrick H. Buchenroth

Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO 1	Exclusion of Change in Pension Value for PEO 1	Exclusion of Stock Awards for PEO 1	Inclusion of Pension Service Cost for PEO 1	Inclusion of Equity Values for PEO 1	Compensation Actually Paid to PEO 1
	($)	($)	($)	($)	($)	($)
2023	4,350,195	(9,000)	(2,365,494)	—	4,248,964	6,224,665

Year	Summary Compensation Table Total for PEO 2	Exclusion of Change in Pension Value for PEO 2	Exclusion of Stock Awards for PEO 2	Inclusion of Pension Service Cost for PEO 2	Inclusion of Equity Values for PEO 2	Compensation Actually Paid to PEO 2
	($)	($)	($)	($)	($)	($)
2023	2,674,387	—	(1,282,167)	—	2,032,113	3,424,333

Non-PEO NEO Average Total Compensation Amount		$ 1,574,020	$ 1,398,731	$ 2,214,526	$ 1,795,952
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,947,394	449,648	2,238,161	733,994
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Pension Service Cost for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)	($)	($)
2023	1,574,020	(8,000)	(606,918)	1,131	987,161	1,947,394

Equity Valuation Assumption Difference, Footnote

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 1	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 1	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 1	Total - Inclusion of Equity Values for PEO 1
	($)	($)	($)	($)	($)	($)
2023	3,458,112	764,716	—	26,136	—	4,248,964

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2	Total - Inclusion of Equity Values for PEO 2
	($)	($)	($)	($)	($)	($)
2023	1,796,087	225,820	—	10,206	—	2,032,113

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)
2023	862,997	126,421	—	(2,257)	—	987,161

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the S&P Office Services and Supplies (SuperCap1500) Index TSR over the same period.

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted Operating Income during the four most recently completed fiscal years.

Tabular List, Table

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and Non-PEO NEOs for 2023 to Company performance. The measures in this table are not ranked.

Adjusted EPS
Adjusted Operating Income
Net Sales

Total Shareholder Return Amount		$ 77.31	67.09	94.86	94.13
Peer Group Total Shareholder Return Amount		113.85	90.2	117	104.39
Net Income (Loss)		$ (21,800,000)	$ (13,200,000)	$ 101,900,000	$ 62,000,000
Company Selected Measure Amount		204,800,000	175,800,000	227,900,000	160,500,000
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name		Net Sales
PEO 1
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 4,350,195	$ 5,268,403	$ 7,276,781	$ 4,456,783
PEO Actually Paid Compensation Amount		6,224,665	$ 133,509	$ 7,422,848	$ 745,206
Adjustment to Compensation, Amount		4,248,964
PEO Name						Boris Elisman
PEO 1 | Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,350,195
PEO 1 | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,000)
PEO 1 | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,365,494)
PEO 1 | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO 1 | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,248,964
PEO 1 | Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,224,665
PEO 1 | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,458,112
PEO 1 | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		764,716
PEO 1 | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO 1 | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		26,136
PEO 1 | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO 2
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,674,387
PEO Actually Paid Compensation Amount		3,424,333
Adjustment to Compensation, Amount		2,032,113
PEO Name	Thomas W. Tedford
PEO 2 | Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,674,387
PEO 2 | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO 2 | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,282,167)
PEO 2 | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO 2 | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,032,113
PEO 2 | Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,424,333
PEO 2 | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,796,087
PEO 2 | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		225,820
PEO 2 | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO 2 | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,206
PEO 2 | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		987,161
Non-PEO NEO | Average Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,574,020
Non-PEO NEO | Average Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,000)
Non-PEO NEO | Average Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(606,918)
Non-PEO NEO | Average Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,131
Non-PEO NEO | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(987,161)
Non-PEO NEO | Average Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,947,394
Non-PEO NEO | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		862,997
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		126,421
Non-PEO NEO | Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,257)
Non-PEO NEO | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount